Financial Instruments and Risk Management (Details) - Schedule of cash flows of financial liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Up to 1 year [Member]
Condensed Financial Statements, Captions [Line Items]
Other payables	$ 611
Lease liabilities	305	$ 147
Related party		98
Trade payables	93	3
Loan from the IIA
Total	1,009	1,740
Convertible note		1,273
Warrants		219
Between 1 and 3 years [Member]
Condensed Financial Statements, Captions [Line Items]
Other payables
Lease liabilities	537	92
Related party
Trade payables
Loan from the IIA	7	110
Total	544	202
Convertible note
Warrants
More than 3 years [Member]
Condensed Financial Statements, Captions [Line Items]
Other payables
Lease liabilities	678
Related party
Trade payables
Loan from the IIA	868	568
Total	$ 1,546	568
Convertible note
Warrants